INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Finished goods	$ 16,297	$ 18,349
Work in progress	39,002	37,706
Raw materials	425	705
Total current inventories	$ 55,724	$ 56,760